SEGMENT INFORMATION - Summary of Net Sales by Customer by Segment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	R$ 43,950,742	R$ 39,468,497	R$ 39,322,786
Operating segments [member] | Raízen
Disclosure of operating segments [line items]
Revenue	251,198,776	221,693,298	244,293,722
Operating segments [member] | Raízen | Ethanol [member]
Disclosure of operating segments [line items]
Revenue	25,567,836	23,312,258	29,652,112
Operating segments [member] | Raízen | Sugar [member]
Disclosure of operating segments [line items]
Revenue	38,019,072	29,070,524	23,695,768
Operating segments [member] | Raízen | Gasoline [Member]
Disclosure of operating segments [line items]
Revenue	67,097,828	66,267,702	66,586,914
Operating segments [member] | Raízen | Diesel [member]
Disclosure of operating segments [line items]
Revenue	102,834,016	90,281,586	106,684,577
Operating segments [member] | Raízen | Cogeneration [member]
Disclosure of operating segments [line items]
Revenue	7,271,246	3,724,090	3,688,108
Operating segments [member] | Raízen | Other [member]
Disclosure of operating segments [line items]
Revenue	10,408,778	9,037,138	13,986,243
Operating segments [member] | Compass [member]
Disclosure of operating segments [line items]
Revenue	18,383,448	17,767,327	19,719,205
Operating segments [member] | Compass [member] | Natural gas distribution [member]
Disclosure of operating segments [line items]
Revenue	18,383,448	17,767,327	19,480,661
Operating segments [member] | Compass [member] | Electricity trading [member]
Disclosure of operating segments [line items]
Revenue			238,544
Operating segments [member] | Compass [member] | Cogeneration [member] | Natural gas distribution [member]
Disclosure of operating segments [line items]
Revenue	511,997	710,288	943,907
Operating segments [member] | Compass [member] | Other [member] | Natural gas distribution [member]
Disclosure of operating segments [line items]
Revenue	594,473	535,735	429,493
Operating segments [member] | Compass [member] | Industrial [member] | Natural gas distribution [member]
Disclosure of operating segments [line items]
Revenue	11,984,101	11,411,212	12,945,164
Operating segments [member] | Compass [member] | Residential [member] | Natural gas distribution [member]
Disclosure of operating segments [line items]
Revenue	2,331,262	2,202,348	2,200,849
Operating segments [member] | Compass [member] | Automotive [member] | Natural gas distribution [member]
Disclosure of operating segments [line items]
Revenue	485,947	592,917	928,468
Operating segments [member] | Compass [member] | Commercial [member] | Natural gas distribution [member]
Disclosure of operating segments [line items]
Revenue	873,384	820,685	814,962
Operating segments [member] | Compass [member] | Construction revenue [member] | Natural gas distribution [member]
Disclosure of operating segments [line items]
Revenue	1,602,284	1,494,142	1,217,818
Operating segments [member] | Moove [member]
Disclosure of operating segments [line items]
Revenue	10,248,369	10,078,626	8,980,077
Operating segments [member] | Moove [member] | Finished product [member]
Disclosure of operating segments [line items]
Revenue	8,794,520	8,520,267	8,094,216
Operating segments [member] | Moove [member] | Basic oil [member]
Disclosure of operating segments [line items]
Revenue	630,349	765,408	596,443
Operating segments [member] | Moove [member] | Services [member]
Disclosure of operating segments [line items]
Revenue	823,500	792,951	289,418
Operating segments [member] | Rumo [member]
Disclosure of operating segments [line items]
Revenue	13,936,389	10,937,716	9,841,508
Operating segments [member] | Rumo [member] | North Operation [member]
Disclosure of operating segments [line items]
Revenue	11,096,559	8,346,314	7,635,243
Operating segments [member] | Rumo [member] | South Operation [member]
Disclosure of operating segments [line items]
Revenue	2,154,493	2,032,703	1,739,391
Operating segments [member] | Rumo [member] | Container Operations [member]
Disclosure of operating segments [line items]
Revenue	685,337	558,699	466,874
Operating segments [member] | Radar [member]
Disclosure of operating segments [line items]
Revenue	1,441,809	743,411	834,616
Operating segments [member] | Radar [member] | Lease and sale of lands
Disclosure of operating segments [line items]
Revenue	1,441,809	743,411	834,616
Unallocated amounts [member] | Cosan Corporate [member]
Disclosure of operating segments [line items]
Revenue	2,160	2,709	10,416
Deconsolidation of joint venture and eliminations [Member]
Disclosure of operating segments [line items]
Revenue	R$ (251,260,209)	R$ (221,754,590)	R$ (244,356,758)